DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
DEBT
Schedule Of Debt
	March 31,	December 31,
(in thousands)	2022	2021
Current portion of long-term debt
Vehicle loans(1)	$38	$50
Mortgage payable(2)	170	105
Note payable(3)	50	66
Total short-term debt	258	221

Long-term debt, net
Vehicle loans(1)	19	28
Mortgage payable(3)	8,813	8,857
Convertible debenture(3)	14,196	14,012
Total long-term debt	23,028	22,897
Total Indebtedness	$23,286	$23,118

	December 31,	December 31,
(in thousands)	2021	2020
Current portion of long-term debt
Vehicle loans(1)	$50	$170
Mortgage payable(4)	105	-
Note payable(3)	66	1,043
Total short-term debt	221	1,213

Long-term debt, net
Vehicle loans(1)	28	233
Note payable(2)	-	65
Note payable(3)	-	5
Mortgage payable(4)	8,857	-
Convertible debenture(5)	14,012	13,701
Total long-term debt	22,897	14,004
Total Indebtedness	$23,118	$15,217

Schedule Of Maturities Of Debt Obligations
March 31,
(in thousands)	2022
Balance of 2022	$193
2023	15,783
2024	311
2025	352
2026 and thereafter	8,317
Total debt obligations	$24,956

December 31,
(in thousands)	2021
2022	$250
2023	15,839
2024	395
2025	421
2026 and thereafter	8,088
Total debt obligations	$24,993